Available-for-Sale Investments - Additional Information (Detail)	1 Months Ended	12 Months Ended				1 Months Ended			12 Months Ended
	Mar. 31, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Apr. 30, 2014 Youjia USD ($)	Apr. 30, 2014 Youjia CNY	Nov. 30, 2011 Youjia USD ($)	Dec. 31, 2014 Youjia USD ($)	Dec. 31, 2014 Youjia CNY	Dec. 31, 2011 Youjia
Schedule of Available-for-sale Securities [Line Items]
Redeemable and convertible preferred shares acquired								925,926
Consideration for shares acquired								$ 1,000,000
Equity interest in investment											6.67%
Consideration received on sale of investment	1,500,000					1,000,000	6,300,000
Gain on investment disposal		$ 5,343,366	33,153,452	0	15,725,792				$ 1,000,000	6,300,000